UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,841	$ 2,865	$ 12,096	$ 7,592
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,249	1,514	3,762	4,319	$ 5,455
Non-cash financial (income) expenses	126	220	634	(266)
Change in allowance for credit losses	(104)	(40)	(79)	0
Share in profits of equity investment of affiliated companies	(372)	(169)	(983)	(601)
Share based compensation	167	21	680	210
Gain on disposal of property, plant and equipment	0	0	0	(355)
Deferred income taxes, net	884	12	1,466	(91)
Changes in operating assets and liabilities:
Increase in trade accounts receivable	(960)	(3,456)	(3,554)	(9,706)
Decrease (increase) in prepaid expenses and other current assets	281	(555)	1,464	(838)
Increase in inventory	(1,757)	(5,112)	(9,052)	(10,655)
Increase in trade accounts payable	1,334	3,825	4,740	2,916
Increase (decrease) in accrued expenses and other	1,806	3,665	(1,765)	2,618
Net cash provided by (used in) operating activities	7,495	2,790	9,409	(4,857)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,743)	(1,621)	(8,910)	(3,588)
Proceeds from sale of property and equipment	0	0	0	1,306
Net cash used in investing activities	(2,743)	(1,621)	(8,910)	(2,282)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(473)	(504)	(1,560)	(1,454)
Proceeds from issuance of ordinary shares and exercise of the underwriters' option	0	9,923	48,550	9,923
Issuance costs of ordinary shares and exercise of the underwriters' option	(362)	0	(3,182)	0
Net change in short term loans from banks	0	(10,072)	(4,350)	(9,404)
Net cash provided by (used in) financing activities	(835)	(653)	39,458	(935)
Net increase (decrease) in cash and cash equivalents and restricted cash	3,917	516	39,957	(8,074)
Cash and cash equivalents and restricted cash at beginning of period	43,474	8,352	7,434	16,942	16,942
Cash and cash equivalents and restricted cash at the end of period	47,391	8,868	47,391	8,868	$ 7,434
Supplementary information on investing and financing activities not involving cash flows:
Additions of operating lease right-of-use assets and operating lease liabilities	1,948	228	3,783	818
Reclassification between inventory and property, plant and equipment	0	0	579	60
Supplemental disclosure of cash flow information:
Interest paid	430	437	946	1,289
Income taxes paid	$ 21	$ 0	$ 197	$ 0